Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Computation of the Income (Loss) and Share Data Used in the Basic and Diluted Earnings Per Share
The computation of the (losses) income and share data used in the basic and diluted (loss) earnings per share is as follows:

	2020	2019	2018
Basic earnings per share -
Net (loss) income	$(607,062)	$247,002	$88,198
Weighted-average shares outstanding	42,338	42,258	42,182
Non-vested dividend participating awards	170	225	274

	42,508	42,483	42,456

	(14.28)	5.81	2.08